UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22372

Clarity Fund, Inc.

 (Exact Name of Registrant as Specified in Charter)

Suite 110

2001 Westown Parkway

West Des Moines, Iowa 50265

 (Address of Principal Executive Offices)  (Zip Code)

Bradley R. Peyton

Suite 110

2001 Westown Parkway

West Des Moines, Iowa 50265

 (Name and Address of Agent for Service)

With copy to:

John C. Miles

Cline Williams Wright Johnson & Oldfather, LLP

Suite 1900

233 S. 13th

Lincoln, Nebraska 68508

Registrant’s Telephone Number, including Area Code:  515-252-7489

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Clarity Fund
	Schedule of Investments
	December 31, 2010 (Unaudited)

Shares		Value

CLOSED END FUNDS - 11.57%
207	Adams Express Co.	$ 2,218
400	AllianceBernstein Income Fund, Inc.	3,172
200	BlackRock Credit Allocation Income Trust IV	2,420
280	BlackRock Credit Allocation Income Trust II	2,752
450	BlackRock Income Trust, Inc.	3,078
155	Central Sercurities Corp.	3,405
2	General American Investors Co.	53
200	Morgan Stanley Emerging Markets	3,230
300	Morgan Stanley Emerging Markets Debt Fund, Inc.	3,144
200	NFJ Dividend, Interest & Premium Strategy Fund	3,502
230	Nuveen Multi-Currency Short-Term Government Income Fund	3,167
1	Royce Value Trust	8
170	Western Asset Emerging Markets Debt Portfolio	3,113
230	Western Asset Emerging Markets Income Fund, Inc.	3,004

TOTAL FOR CLOSED END FUNDS (Cost $35,764) - 11.57%		$ 36,266

COMMON STOCK - 26.03%

Agriculture Production - Crops - 1.34%
300	Chiquita Brands International, Inc. *	$ 4,206

Automotive Repair, Services & Parking - 0.41%
5,000	Precision Auto Care, Inc. *	1,300

Communications Equipment, NEC - 0.43%
300	Vicon Industries, Inc. *	1,347

Crude Petroleum & Natural Gas - 1.17%
500	Sandridge Energy, Inc. *	3,660

Life Insurance - 1.36%
2,100	Atlantic American Corp. *	4,263

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.78%
900	Harbinger Group, Inc. *	5,571

Retail-Apparel & Accessory Stores - 0.60%
300	Hot Topic, Inc.	1,886

Retail-Variety Stores - 0.97%
100	Big Lots, Inc. *	3,046

Services-Educational Services - 3.27%
400	Corinthian Colleges, Inc. *	2,084
8,333	Peoples Educational Holdings *	8,167
		10,251
Services-Management Consulting Services - 1.17%
400	Navigant Consulting, Inc. *	3,680

Telephone Communications (No Radio Telephone) - 1.55%
2,000	Level 3 Communications, Inc. *	1,960
200	Neutral Tandem, Inc. *	2,888
		4,848

TOTAL FOR COMMON STOCK (Cost $37,588) - 14.05%		$ 44,058

GLOBAL REAL ESTATE FUND
400	Alpine Global Premier Properties Fund	2,836

TOTAL FOR GLOBAL REAL ESTATE FUND (Cost $2,837) - 1.41%		2,836

REAL ESTATE INVESTMENT TRUSTS - 1.41%
100	Redwood Trust, Inc.	1,493

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,384) - 1.41%		1,493

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.24%

	SPDR Gold Shares
2,000	January 2011 Puts @ $60.00	260

	SPDR Gold Shares
500	January 2011 Puts @ 95.00	490

Total (Premiums Paid $1,555) - 0.24%		750

SHORT TERM INVESTMENTS - 74.74%
234,311	Fidelity Institutional Money Market Portfolio 0.25% ** (Cost $234,311)	234,311

TOTAL INVESTMENTS (Cost $313,439) - 101.98%		$ 319,714

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.98%)		(6,211)

NET ASSETS - 100.00%		$ 313,503

* Non-income producing securities during the period.
** Variable Rate Security, the coupon rate shown represents the yield at December 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Clarity Fund
1. SECURITY TRANSACTIONS
At December 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $313,439 amounted to $6,275 which consisted of aggregate gross unrealized appreciation of
$7,582 and aggregate gross unrealized depreciation of $1,307.

2. SECURITY VALUATION

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$44,058	$0	$0	$44,058
Closed-End Funds	$36,266	$0	$0	$36,266
Option Premiums	$750	$0	$0	$750
Global Real Estate Fund	$2,836	$0	$0	$2,836
Real Estate Investment Trust	$1,493	$0	$0	$1,493
Cash Equivalents	$234,311	$0	$0	$234,311
Total	$319,714	$0	$0	$319,714

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CLARITY FUND, INC.

By /s/ Bradley R. Peyton

 Bradley R. Peyton

President, Principal Executive

Officer and Director

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Sayer Martin

Sayer Martin

Vice President, Treasurer and Principal Financial Accounting Officer

Date March 1, 2011